Contingencies Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Obligations Under Operating Leases	The future obligations under these operating leases at December 31, 2012, are as follows:

2013	$775
2014	783
2015	790
2016	806
2017	807
Thereafter	28,411
$32,372